Document and Entity Information	Feb. 12, 2024
Prospectus:
Document Type	497
Document Period End Date	Feb. 12, 2024
Entity Registrant Name	MASSMUTUAL PREMIER FUNDS
Entity Central Index Key	0000927972
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Feb. 12, 2024
Document Effective Date	Feb. 12, 2024
Prospectus Date	Feb. 01, 2024
MassMutual U.S. Government Money Market Fund | Class R5
Prospectus:
Trading Symbol	MKSXX